OTHER RECEIVABLES, NET (Details 1)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Other Receivables [Line Items]
Charge to expense	¥ 109,302	$ 16,511	¥ 247,612	¥ 455,574
Third Party [Member]
Other Receivables [Line Items]
Beginning balance	1,505,419	227,412	1,277,807
Charge to expense	109,302	16,511	247,612
Less: write-off	(712,791)	(107,676)	(20,000)
Ending balance	¥ 901,930	$ 136,247	¥ 1,505,419	¥ 1,277,807